Unapproved Change Orders and Claims (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Liquidated Damages		$ 9	$ 8
Ichthys LNG project (see Notes 7 and 18)
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage		30.00%
Ichthys LNG project (see Notes 7 and 18)
Variable Interest Entity [Line Items]
Increases in unapproved change orders, claims and estimated recoveries of claims against suppliers and subcontractors	$ 199	$ 630